SCHEDULE IV - REINSURANCE	12 Months Ended
Dec. 31, 2021
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Abstract]
SCHEDULE IV - REINSURANCE

PROTECTIVE LIFE INSURANCE COMPANY AND SUBSIDIARIES

			Assumed			Percentage of
		Ceded to	from			Amount
	Gross	Other	Other	Net		Assumed to
	Amount	Companies	Companies	Amount		Net

	(Dollars In Millions)
For The Year Ended December 31, 2021:
Life insurance in-force	$829,253	$(222,865)	$191,110	$797,498		24.0%
Premiums and policy fees:
Life insurance	2,843	(1,113)	1,037	2,767	(1)	37.5%
Accident/health insurance	32	(19)	28	41		68.3
Property and liability insurance	281	(188)	1	94		1.1
Total	$3,156	$(1,320)	$1,066	$2,902
For The Year Ended December 31, 2020 (Recast):
Life insurance in-force	$785,197	$(244,588)	$206,050	$746,659		27.6%
Premiums and policy fees:
Life insurance	2,661	(826)	934	2,769	(1)	33.7%
Accident/health insurance	37	(23)	90	104		86.5
Property and liability insurance	279	(178)	2	103		1.9
Total	$2,977	$(1,027)	$1,026	$2,976
For The Year Ended December 31, 2019 (Recast):
Life insurance in-force	$766,197	$(271,601)	$212,574	$707,170		30.1%
Premiums and policy fees:
Life insurance	2,853	(1,312)	836	2,377	(1)	35.2%
Accident/health insurance	42	(90)	41	(7)		(585.7)
Property and liability insurance	281	(106)	3	178		1.7
Total	$3,176	$(1,508)	$880	$2,548
(1)	Includes annuity policy fees of $199 million, $163 million, and $164 million, and for the years ended December 31, 2021, 2020, and 2019, respectively.

See the accompanying Report of Independent Registered Public Accounting Firm